Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REORTING
11. SEGMENT REPORTING
We are managed as an integrated business that provides regulated electricity transmission and distribution services. As a result, we have one operating segment of electricity transmission and distribution; consequently, there is only one reportable segment. The segment of electricity transmission and distribution services derives revenues from tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to end-use
consumers.
Our chief executive has been determined to be the CODM. Oncor’s CODM views net income as the measure of profit or loss in assessing financial performance. In addition, for resource allocation determinations, Oncor’s CODM considers the capital expenditures plan progress, safety and reliability performance, customer satisfaction and affordability, and regulatory requirements.
The measure of segment assets is reported on the balance sheet as total assets. The following table presents information of the reported segment’s net income, including significant expenses, for the reporting periods.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Segment operating revenues (a)	$1,845	$1,660	$5,047	$4,610

Less:
Wholesale transmission service	374	351	1,094	1,053
Base operation and maintenance, and administrative expenses (b)	282	272	818	728
SRP operation and maintenance, and administrative expenses	38	—	108	—
Regulatory asset/liability amortization and cost of service accruals (c)	74	77	223	229
Depreciation and amortization	300	269	877	787
Property taxes	68	63	207	196
Gross receipts and franchise taxes	79	79	217	214
Other (income) and deductions (d)	(20)	(12)	(49)	(28)
Provision in lieu of income taxes	80	72	173	171
Interest expense and related charges - net (e)	190	165	559	460

Segment expenses	1,465	1,336	4,227	3,810

Segment net income	$380	$324	$820	$800

(a)
Revenues from REP subsidiaries of our two largest customers collectively represented 27% and 23%, respectively, of our total operating revenues for the three months ended September 30, 2025, and 25% and 22%, respectively, of our total operating revenues for the nine months ended September 30, 2025. No other customer represented more than 10% of our total operating revenues during such periods.

(b)
Includes operation and maintenance expenses (excluding SRP operating and maintenance, and administrative expenses, regulatory asset/liability amortization and cost of service accruals), payroll taxes and other miscellaneous expenses.

(c)
Includes effects of current rate provisions for (i) self-insurance reserve, employee retirement and other regulatory assets/liabilities being amortized (see Note 2) and (ii) provisions for current self-insured losses and recoverable employee retirement costs.

(d)	Includes non-service costs associated with recoverable pension and OPEB, non-recoverable pension and OPEB expenses, gains on sale of capital assets and AFUDC-equity income.
(e)	Includes interest expenses and related charges, and net interest and investment income.

12. SEGMENT REPORTING
We are managed as an integrated business that provides regulated electricity transmission and distribution services. As a result, we have one operating segment of electricity transmission and distribution; consequently, there is only one reportable segment. The segment of electricity transmission and distribution services derives revenues from tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to end-use
consumers.
Our chief executive has been determined to be the CODM. Oncor’s CODM views net income as the measure of profit or loss in assessing financial performance. In addition, for resource allocation determinations, Oncor’s CODM considers the capital expenditures plan progress, safety and reliability performance, customer satisfaction and affordability, and regulatory requirements.
The measure of segment assets is reported on the balance sheet as total assets. The following table presents information of the reported segment’s net income, including significant expenses, for the reporting periods.

	Years Ended December 31,
	2024	2023	2022
Segment operating revenues	$6,082	$5,586	$5,243
Less:
Wholesale transmission service	1,394	1,291	1,162
Base operation and maintenance, and administrative expenses (a)	1,013	973	906
Regulatory asset/liability amortization and cost of service accruals (b)	309	258	174
Depreciation and amortization	1,060	978	904
Property taxes	253	241	258
Gross receipts and franchise taxes	295	293	285
Other (income) and deductions (c)	(41)	(12)	11
Provision in lieu of income taxes	206	177	191
Interest expense and related charges - net (d)	625	523	447

Segment net income	$968	$864	$905

(a)	Includes operation and maintenance expenses (excluding regulatory asset/liability amortization and cost of service accruals), payroll taxes and other miscellaneous expenses.
(b)
Includes effects of current rate provisions for (i) self-insurance reserve, employee retirement and other regulatory assets/liabilities being amortized (see Note 2) and (ii) provisions for current self-insured losses and recoverable employee retirement costs.

(c)	Includes non-service costs associated with recoverable pension and OPEB, non-recoverable pension and OPEB expenses, gains on sale of non-utility property and AFUDC-equity income.
(d)	Includes interest expenses and related charges, and net interest and investment income.